Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,334,080.00
Total Fee Amount	6,951.14
Total Offset Amount	0.00
Net Fee	$ 6,951.14
Offering Table N/A
Offset Table N/A	N/A